Joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates

									$ million
	2025				2024				2023
	Joint ventures	Associates	Total		Joint ventures	Associates	Total		Joint ventures	Associates	Total
Income for the period	243	1,375	1,618	[A]	970	2,023	2,993	[B]	1,619	2,106	3,725
Other comprehensive income/(loss) for the period	131	—	131		(71)	—	(71)		(183)	—	(183)
Comprehensive income for the period	374	1,375	1,749		899	2,023	2,922		1,436	2,106	3,542
[A]Includes impairment charges of $554 million, mainly related to joint ventures and associates in the Marketing segment.
[B]Includes impairment charges of $873 million, mainly related to joint ventures and associates in the Renewables and Energy Solutions segment.

Summary of Carrying Amount of Interests in Joint Ventures and Associates

	$ million
	Dec 31, 2025			Dec 31, 2024
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	19,814	7,961	27,775	15,783	7,662	23,445

Summary of Transactions with Joint Ventures and Associates

	$ million
	2025	2024	2023
Sales and charges to joint ventures and associates	8,389	9,652	10,223
Purchases and charges from joint ventures and associates	11,770	13,076	15,084

Summary of Other Arrangements in Respect of Joint Ventures and Associates

	$ million
	Dec 31, 2025	Dec 31, 2024
Commitments to make purchases from joint ventures and associates [A]	1,632	1,078
Commitments to provide debt or equity funding to joint ventures and associates	215	323
[A]Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices.